Expense Example {- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 85% Portfolio	May 27, 2022 USD ($)
VIP FundsManager 85% Portfolio-Service VIP
Expense Example:
1 year	$ 84
3 years	280
5 years	508
10 years	1,163
VIP FundsManager 85% Portfolio-Service 2 VIP
Expense Example:
1 year	99
3 years	327
5 years	588
10 years	$ 1,337